SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

In January 2018, we took delivery of the Golden Monterrey, a vessel acquired from affiliates of Hemen, and issued 2,000,000 common shares to Hemen to satisfy the purchase price. We also assumed a $21.5 million seller's credit and paid $4.5 million in cash as part of the consideration for the vessel.

In January and February 2018, we took delivery of our remaining five newbuildings and paid $144.6 million in final installments. An aggregate of $150.0 million was drawn in debt in relation to the deliveries.

In February 2018, our Board of Directors declared a cash dividend to our shareholders of $0.10 per share.

In February 2018, we bought $9.4 million notional in our 3.07% convertible bond at a price of 97.725% of par value. After the purchase, we hold $18.8 million notional representing 9.4% in the convertible bond.
In March 2018, we issued 50,000 shares in the Company in relation to our 2016 share option plan.